Other taxes receivable & Other taxes payable - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Other taxes receivable:
Value added taxes	$ 8,450	$ 8,785
Other taxes receivable	11	79
Other taxes receivable	8,461	8,864
Current	4,354	4,143
Non-Current	4,107	4,721
Other taxes payable:
Value added taxes	9,519	10,106
Withholding Tax	11,921	11,840
Other taxes payable	506	1,980
Other taxes payable	21,946	23,926
Current	21,084	23,452
Non-Current	$ 862	$ 474